Income Taxes - SRA Income Tax Rate Reconciliation (Details) - SRA Companies, Inc.	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Line Items]
Effective tax rate (as a percent)	39.70%	32.80%
Successor
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)			35.00%	35.00%	35.00%
State income tax, net of federal tax (as a percent)			3.90%	4.20%	4.20%
Federal tax credits (as a percent)			3.30%	1.10%	0.10%
Non-deductible goodwill impairment (as a percent)			0.00%	0.00%	(23.60%)
Adjustments to prior year tax benefits (as a percent)			(3.30%)	0.00%	0.00%
Other items, net (as a percent)			(1.70%)	0.00%	0.20%
Effective tax rate (as a percent)			37.20%	40.30%	15.90%